Fair Value Measurement (Details)		12 Months Ended
	May 15, 2025	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2025	Dec. 31, 2025 oz	Dec. 31, 2025 g	Dec. 31, 2025 MT	Sep. 03, 2025 shares
Fair Value Measurement [Line Items]
Public warrants shares (in Shares) | shares		11,500,000
Average gold price					2,006	2,006
Gold production over life of mine mesaurement					3,885,400	3,885.4
Ore Processed Measurement						76.7	76.7
Royalty liabilities, discount rate				10.00%
Fair value remaining term	18 years 3 months 18 days	18 years 8 months 12 days	18 years 8 months 12 days
Discount rates percentage	12.50%	13.00%	11.00%
Inflation rate percentage	4.65%	4.86%	4.91%
Market risk premium percentage	5.50%	5.00%	5.00%
Fair value of warrants (in Dollars) | $		$ 4,613,800
Warrant [Member]
Fair Value Measurement [Line Items]
Number of warrants issued (in Shares) | shares								150,709
Warrant [Member] | August Note SPA [Member]
Fair Value Measurement [Line Items]
Number of warrants issued (in Shares) | shares		215,299
Measurement Input, Inception Discount Rate [Member]
Fair Value Measurement [Line Items]
Discount rate percentage				17
Volatility [Member]
Fair Value Measurement [Line Items]
Warrants, measurement inputs				60
Expected Term [Member]
Fair Value Measurement [Line Items]
Warrants, measurement inputs				(65)
Purchase Agreement [Member]
Fair Value Measurement [Line Items]
Accretion expense (in Dollars) | $		$ 1,910,000	$ 1,037,000
Minimum [Member] | Rsk-free inierest Rate [Member]
Fair Value Measurement [Line Items]
Warrants, measurement inputs				3.6
Maximum [Member] | Rsk-free inierest Rate [Member]
Fair Value Measurement [Line Items]
Warrants, measurement inputs				3.7
Monte Carlo Pricing Model [Member]
Fair Value Measurement [Line Items]
Fair value of warrants (in Dollars) | $		$ 799,888